Financial Risks - Summary Of Maturity Analysis For Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	€ 4,078	€ 4,374
Cash outflows	(6,614)	(6,812)
Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	64,101	51,245
Cash outflows	(62,141)	(49,471)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	156	129
Cash outflows	(66)	(67)
Not later than 1 year [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	23,453	14,646
Cash outflows	(23,143)	(14,766)
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	709	783
Cash outflows	(288)	(332)
1-5 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	8,092	7,024
Cash outflows	(7,351)	(6,367)
Over 5 through 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	982	1,033
Cash outflows	(516)	(543)
Over 5 through 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	11,323	10,658
Cash outflows	(10,832)	(9,890)
Over 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	2,230	2,428
Cash outflows	(5,743)	(5,870)
Over 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	21,233	18,916
Cash outflows	€ (20,816)	€ (18,447)